Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Jun. 25, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus Select Managers Small Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	DSGAX
Dreyfus Select Managers Small Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	DSGCX
Dreyfus Select Managers Small Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	DSGIX
Dreyfus Select Managers Small Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	DSGYX
Dreyfus Select Managers Small Cap Value Fund | Class A
Risk/Return:
Trading Symbol	DMVAX
Dreyfus Select Managers Small Cap Value Fund | Class C
Risk/Return:
Trading Symbol	DMECX
Dreyfus Select Managers Small Cap Value Fund | Class I
Risk/Return:
Trading Symbol	DMVIX
Dreyfus Select Managers Small Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	DMVYX
Dreyfus U.S. Equity Fund | Class A
Risk/Return:
Trading Symbol	DPUAX
Dreyfus U.S. Equity Fund | Class C
Risk/Return:
Trading Symbol	DPUCX
Dreyfus U.S. Equity Fund | Class I
Risk/Return:
Trading Symbol	DPUIX
Dreyfus U.S. Equity Fund | Class Y
Risk/Return:
Trading Symbol	DPUYX
Global Stock Fund | Class A
Risk/Return:
Trading Symbol	DGLAX
Global Stock Fund | Class C
Risk/Return:
Trading Symbol	DGLCX
Global Stock Fund | Class I
Risk/Return:
Trading Symbol	DGLRX
Global Stock Fund | Class Y
Risk/Return:
Trading Symbol	DGLYX
International Stock Fund | Class A
Risk/Return:
Trading Symbol	DISAX
International Stock Fund | Class C
Risk/Return:
Trading Symbol	DISCX
International Stock Fund | Class I
Risk/Return:
Trading Symbol	DISRX
International Stock Fund | Class Y
Risk/Return:
Trading Symbol	DISYX